Term Borrowings	12 Months Ended
Dec. 31, 2014
Long Term Debt [Abstract]
Term Borrowings [Text Block]

Note 11 – Term Borrowings

The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2014	2013
First Tennessee Bank National Association:
Subordinated notes (a) (b)
Maturity date - January 15, 2015 -- 5.05%	$304,525	$317,714
Maturity date - April 1, 2016 -- 5.65%	264,667	276,273
Senior capital notes (b)
Maturity date - December 1, 2019 -- 2.95%	398,011	-
Other collateralized borrowings -- Maturity date - December 22, 2037
0.54% on December 31, 2014 and 2013 (c)	62,562	60,223
Federal Home Loan Bank borrowings (d)	-	2,390
First Horizon National Corporation:
Senior capital notes (b)
Maturity date - December 15, 2015 -- 5.375%	508,358	516,584
Subordinated notes (b)
Maturity date - April 15, 2034 -- 6.30%	212,474	192,014
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Maturity date - March 31, 2031 -- 9.50%	45,896	45,828
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Maturity date - October 26, 2026
0.30% on December 31, 2013 (f)	-	98,631
Maturity date - September 25, 2029
0.30% on December 31, 2013 (f)	-	122,562
Maturity date - September 1, 2032
6.45% on December 31, 2013 (f)	-	8,783
Maturity date - October 25, 2034
0.33% on December 31, 2014 and 2013	65,612	80,857
First Tennessee New Markets Corporation Investments:
Maturity date - October 25, 2018 -- 4.97%	7,301	7,301
Maturity date - February 1, 2033 -- 4.97%	8,000	8,000
Maturity date - August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,880,105	$1,739,859

  A portion qualifies for total capital under the risk-based capital guidelines.
  Changes in the fair value of debt attributable to interest rate risk is hedged. Refer to Note 23 – Derivatives.
  Secured by trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and had remaining terms of 1 to 16 years at December, 31 2013. These borrowings had weighted average interest rate of 2.41 percent on December 31, 2013.
  On December 31, 2014 and 2013, borrowings secured by $76.8 million and $344.9 million, respectively, of residential real estate loans.
  In 2014, FHN resolved three previously consolidated on-balance sheet consumer loan securitizations and the collateralized borrowings were extinguished.

Annual principal repayment requirements as of December 31, 2014 are as follows:

(Dollars in thousands)
2015	$804,000
2016	250,000
2017	-
2018	7,301
2019	400,000
2020 and after	392,058

All subordinated notes are unsecured and are subordinate to other present and future senior indebtedness. A portion of FTBNA’s subordinated notes and FHN’s subordinated capital notes qualify as Tier 2 capital under the risk-based capital guidelines.

In 2004 First Tennessee Capital II (“Capital II”), a Delaware business trust wholly owned by FHN, issued $200 million of Capital Securities, Series B at 6.30 percent per annum. The proceeds were loaned to FHN as junior subordinated debt. FHN has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital II’s obligations with respect to the capital securities. The sole asset of Capital II is $206 million of junior subordinated debentures issued by FHN. These junior subordinated debentures also carry an interest rate of 6.30 percent. Both the capital securities of Capital II and the junior subordinated debentures of FHN will mature on April 15, 2034; however, FHN has the option to redeem both prior to maturity. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings. At year end, the capital securities fully qualified as Tier 1 capital. Tier 1 capital treatment for these securities will begin phasing out in 2015 and will be entirely phased out in 2016.